Employee benefits expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Included in cost of goods sold:
Wages and salaries	$ (11,716)	$ (11,660)	$ (44,189)	$ (47,089)	$ (40,973)
Defined contribution plans	(1,574)	(1,513)	(4,694)	(5,589)	(4,305)
Other employee benefits		(3)	(28)	(147)	(584)
Total	$ (13,290)	$ (13,176)	$ (48,911)	$ (52,825)	$ (45,862)